LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2019
LOSS PER SHARE
Schedule of basic and diluted loss per share
	For the period
	from June 16
	(date of inception) through	For the year ended
	December 31,	December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$
Numerator:
Net loss	(56,371)	(1,619,152)	(3,160,507)	(453,978)
Add: accretion to redemption value of convertible redeemable preferred shares	—	(1,571,182)	(552,036)	(79,295)
Add: deemed distribution to a certain holder of Series B convertible redeemable preferred shares	—	—	(2,127)	(306)
Less: Net loss attributable to non-controlling interests	—	—	(2,074)	(298)
Net loss attributable to the Company's ordinary shareholders and angel shareholders	(56,371)	(3,190,334)	(3,712,596)	(533,281)

Denominator:
Weighted average number of shares outstanding used in calculating basic and diluted loss per share	375,000,000	739,037,500	1,609,200,055	1,609,200,055
Basic and diluted loss per share:	(0.15)	(4.32)	(2.31)	(0.33)